Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Dec. 31, 2020 $ / shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CAD ($) shares
Details
Revenue			$ 33,030		$ 33,000		$ 15,295
Cost of Sales			15,550		18,502		16,258
Gross profit (loss)			17,480		14,498		(963)
Expenses
Amortization			0		180,469		526,243
Consulting	[1]		174,321		509,734		494,783
General and administrative	[2]		120,577		198,837		377,690
Management fees	[1]		270,000		175,000		150,000
Marketing and communications	[3]		31,251		247,243		283,587
Professional fees	[1]		159,593		219,948		268,621
Share-based compensation	[1]		130,219		86,420		372,137
Expenses, by nature			885,961		1,617,651		2,473,061
Other income (expense)
Finance costs	[4]		(158,952)		(5,144)		(102)
Gain on settlement of liabilities			33,899		3,058		5,119
Interest income			0		405		1,715
Write down of intangible assets	[5]		0		(313,514)		(946,173)
Write down of inventories	[6]		(180,432)		0		0
Write down of equipment			0		0		(45,114)
Other income			0		2,096		438
Net loss from continuing operations			(1,173,966)		(1,916,252)		(3,458,141)
Loss from discontinued operations	[7]		0		(189,356)		(678,661)
Net loss and comprehensive loss for the year			$ (1,173,966)		$ (2,105,608)		$ (4,136,802)
Basic and Diluted Loss Per Share
Continuing operations | $ / shares		$ (0.02)		$ (0.04)		$ (0.10)
Discontinued operations | $ / shares		$ 0		$ (0.00)		$ (0.02)
Weighted Average Number of Common Shares Outstanding | shares			60,449,165		47,292,091		33,869,642

[1]	Note 18.
[2]	Note 16.
[3]	Note 15.
[4]	Note 13.
[5]	Note 10.
[6]	Note 7.
[7]	Note 17.